Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity Information [Line Items]
Entity Registrant Name	T. ROWE PRICE OHA FLEXIBLE CREDIT INCOME FUND
Entity Central Index Key	0002028436